Capital Adequacy Ratios of MHFG MHBK and MHTB (Detail) (JPY ¥)	Mar. 31, 2014		Mar. 31, 2013
Total risk-based capital:
Actual	¥ 2,254,973,000,000
Common Equity Tier 1 capital:
Required	4.50%
Total risk-based capital:
Required	120.00%
Consolidated | Mizuho Financial Group Inc
Common Equity Tier 1 capital:
Required	2,411,000,000,000		2,059,000,000,000
Actual	5,304,000,000,000		4,804,000,000,000
Tier 1 capital:
Required	3,316,000,000,000		2,647,000,000,000
Actual	6,845,000,000,000		6,487,000,000,000
Total risk-based capital:
Required	4,823,000,000,000		4,706,000,000,000
Actual	8,656,000,000,000		8,345,000,000,000
Common Equity Tier 1 capital:
Required	4.00%		3.50%
Actual	8.79%		8.16%
Tier 1 capital:
Required	5.50%		4.50%
Actual	11.35%		11.02%
Total risk-based capital:
Required	8.00%		8.00%
Actual	14.35%		14.18%
Consolidated | Mizuho Bank Limited
Common Equity Tier 1 capital:
Required	2,130,000,000,000	[1]
Actual	5,387,000,000,000	[1]
Tier 1 capital:
Required	2,928,000,000,000	[1]
Actual	6,525,000,000,000	[1]
Total risk-based capital:
Required	4,259,000,000,000	[1]
Actual	8,180,000,000,000	[1]
Common Equity Tier 1 capital:
Required	4.00%	[1]
Actual	10.11%	[1]
Tier 1 capital:
Required	5.50%	[1]
Actual	12.25%	[1]
Total risk-based capital:
Required	8.00%	[1]
Actual	15.36%	[1]
Consolidated | Mizuho Trust & Banking Company Limited
Common Equity Tier 1 capital:
Required	103,000,000,000		91,000,000,000
Actual	379,000,000,000		344,000,000,000
Tier 1 capital:
Required	141,000,000,000		117,000,000,000
Actual	379,000,000,000		344,000,000,000
Total risk-based capital:
Required	205,000,000,000		208,000,000,000
Actual	457,000,000,000		448,000,000,000
Common Equity Tier 1 capital:
Required	4.00%		3.50%
Actual	14.76%		13.24%
Tier 1 capital:
Required	5.50%		4.50%
Actual	14.76%		13.24%
Total risk-based capital:
Required	8.00%		8.00%
Actual	17.80%		17.21%
Non-consolidated | Mizuho Bank Limited
Common Equity Tier 1 capital:
Required	2,072,000,000,000	[1]
Actual	5,260,000,000,000	[1]
Tier 1 capital:
Required	2,849,000,000,000	[1]
Actual	6,370,000,000,000	[1]
Total risk-based capital:
Required	4,144,000,000,000	[1]
Actual	8,072,000,000,000	[1]
Common Equity Tier 1 capital:
Required	4.00%	[1]
Actual	10.15%	[1]
Tier 1 capital:
Required	5.50%	[1]
Actual	12.29%	[1]
Total risk-based capital:
Required	8.00%	[1]
Actual	15.58%	[1]
Non-consolidated | Mizuho Trust & Banking Company Limited
Common Equity Tier 1 capital:
Required	101,000,000,000		90,000,000,000
Actual	375,000,000,000		345,000,000,000
Tier 1 capital:
Required	139,000,000,000		115,000,000,000
Actual	375,000,000,000		345,000,000,000
Total risk-based capital:
Required	203,000,000,000		205,000,000,000
Actual	¥ 451,000,000,000		¥ 446,000,000,000
Common Equity Tier 1 capital:
Required	4.00%		3.50%
Actual	14.76%		13.45%
Tier 1 capital:
Required	5.50%		4.50%
Actual	14.76%		13.45%
Total risk-based capital:
Required	8.00%		8.00%
Actual	17.79%		17.43%

[1]	The former MHBK and the former MHCB merged on July 1, 2013 and the former MHCB, the surviving company, changed its trade name to MHBK.